Income Taxes (Table 1) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Deferred	$ 350.6	$ (18.6)	$ (36.0)
Total income tax benefit (expense)	75.0	(355.5)	(75.0)
Continuing operations [Member]
Income Taxes [Line Items]
Current	(275.6)	(336.9)	(39.0)
Deferred	350.6	(18.6)	(36.0)
Total income tax benefit (expense)	75.0	(355.5)	(75.0)
Continuing operations [Member] | Her Majesty's Revenue and Customs (HMRC) [Member]
Income Taxes [Line Items]
Current	(2.1)	(2.4)	(0.1)
Deferred	113.4	(245.2)	(0.7)
Total	111.3	(247.6)	(0.8)
Continuing operations [Member] | Internal Revenue Service (IRS) [Member]
Income Taxes [Line Items]
Current	(22.5)	(106.0)	38.2
Deferred	129.6	104.9	(44.6)
Total	107.1	(1.1)	(6.4)
Continuing operations [Member] | Administration of the Treasury, Belgium [Member]
Income Taxes [Line Items]
Current	(138.7)	(97.1)	(1.5)
Deferred	31.7	(16.2)	(54.5)
Total	(107.0)	(113.3)	(56.0)
Continuing operations [Member] | Swiss Federal Tax Administration (FTA) [Member]
Income Taxes [Line Items]
Current	(76.8)	(53.6)	(8.7)
Deferred	3.1	(4.4)	(63.7)
Total	(73.7)	(58.0)	(72.4)
Continuing operations [Member] | Tax and Customs Administration, Netherlands [Member]
Income Taxes [Line Items]
Current	11.1	0.5	(8.2)
Deferred	42.5	97.3	(67.6)
Total	53.6	97.8	(75.8)
Continuing operations [Member] | Federal Ministry of Finance, Germany [Member]
Income Taxes [Line Items]
Current	(22.6)	(13.2)	4.0
Deferred	37.0	(38.1)	119.6
Total	14.4	(51.3)	123.6
Continuing operations [Member] | Other Income Tax Authority [Member]
Income Taxes [Line Items]
Current	(24.0)	(65.1)	(62.7)
Deferred	(6.7)	83.1	75.5
Total	(30.7)	18.0	12.8
Discontinued operations [Member]
Income Taxes [Line Items]
Current	0.0	(20.5)	(14.8)
Deferred	(0.1)	(2.2)	(13.3)
Discontinued operations	$ (0.1)	$ (22.7)	$ (28.1)